Other Income and Other Expense - Summary of Other Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Income And Expenses [Abstract]
Gain on disposal of certain items of property	€ 4	€ 157	€ 2,105
VAT relief	1,475	1,573	1,395
Reimbursements	2,875	1,289	580
Other	2,762	3,505	2,334
Total	€ 7,116	€ 6,524	€ 6,414